Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt
Long-Term Debt

Our outstanding long-term debt, excluding the value of interest rate swaps, as of December 31, 2011 and 2010 was $11,159.5 million and $10,277.4 million, respectively.  The balances consisted of the following (in millions):

	December 31,
	2011	2010
Kinder Morgan Energy Partners, L.P. borrowings:
6.75% senior notes due March 15, 2011	$-	$700.0
7.125% senior notes due March 15, 2012	450.0	450.0
5.85% senior notes due September 15, 2012	500.0	500.0
5.00% senior notes due December 15, 2013	500.0	500.0
5.125% senior notes due November 15, 2014	500.0	500.0
5.625% senior notes due February 15, 2015	300.0	300.0
3.50% senior notes due March 1, 2016	500.0	-
6.00% senior notes due February 1, 2017	600.0	600.0
5.95% senior notes due February 15, 2018	975.0	975.0
9.00% senior notes due February 1, 2019(a)	500.0	500.0
6.85% senior notes due February 15, 2020	700.0	700.0
5.30% senior notes due September 15, 2020	600.0	600.0
5.80% senior notes due March 1, 2021	400.0	400.0
4.15% senior notes due March 1, 2022	375.0	-
7.40% senior notes due March 15, 2031	300.0	300.0
7.75% senior notes due March 15, 2032	300.0	300.0
7.30% senior notes due August 15, 2033	500.0	500.0
5.80% senior notes due March 15, 2035	500.0	500.0
6.50% senior notes due February 1, 2037	400.0	400.0
6.95% senior notes due January 15, 2038	1,175.0	1,175.0
6.50% senior notes due September 1, 2039	600.0	600.0
6.55% senior notes due September 15, 2040	400.0	400.0
6.375% senior notes due March 1, 2041	600.0	-
5.625% senior notes due September 1, 2041	375.0	-
Commercial paper borrowings	644.8	522.1
Subsidiary borrowings:
Kinder Morgan Operating L.P. "A"-5.40% BP note, due March 31, 2012	5.2	10.2
Kinder Morgan Canada Company-5.40% BP note, due March 31, 2012	4.7	9.0
Kinder Morgan Texas Pipeline, L.P.-5.23% senior notes, due January 2, 2014	16.4	23.6
Kinder Morgan Arrow Terminals L.P.-6.0% note due March 28, 2014	2.1	-
Kinder Morgan Liquids Terminals LLC-N.J. Development Revenue Bonds due Jan. 15, 2018	25.0	25.0
Kinder Morgan Columbus LLC-5.50% MS Development Revenue note due Sept. 1, 2022	8.2	8.2
Kinder Morgan Operating L.P. "B"-Jackson-Union Cos. IL Revenue Bonds due April 1, 2024	23.7	23.7
International Marine Terminals-Plaquemines, LA Revenue Bonds due March 15, 2025	40.0	40.0
Other miscellaneous subsidiary debt	1.2	1.3
Unamortized debt discount on senior notes	(24.0)	(23.3)
Current portion of long-term debt	(1,637.8)	(1,262.4)
Total long-term debt	$11,159.5	$10,277.4
__________

(a)
We issued our $500 million in principal amount of 9.00% senior notes due February 1, 2019 in December 2008.  Each holder of the notes has the right to require us to repurchase all or a portion of the notes owned by such holder on February 1, 2012 at a purchase price equal to 100% of the principal amount of the notes tendered by the holder plus accrued and unpaid interest to, but excluding, the repurchase date.  On and after February 1, 2012, interest will cease to accrue on the notes tendered for repayment.  A holder's exercise of the repurchase option is irrevocable.  For more information about these senior notes, see "-Subsequent Event" below.

Maturities of debt
Maturities of Debt

The scheduled maturities of our outstanding debt, excluding the value of interest rate swaps, as of December 31, 2011, are summarized as follows (in millions):

Year	Commitment
2012	$1,637.8
2013	508.2
2014	501.3
2015	299.9
2016	499.9
Thereafter	9,350.2
Total	$12,797.3